S000057700 [Member] Investment Risks - ClearBridge Large Cap Growth Select ETF	Mar. 31, 2026
Authorized Participant concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant concentration risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the fund and who have entered into agreements with the fund’s distributor. A limited number of institutions act as Authorized Participants in respect of the fund. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the fund and no other Authorized Participant steps forward to create or redeem, in either of these cases, fund shares may trade at a premium or discount to net asset value and possibly face trading halts and/or delisting.

Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity risk. Like other funds and business enterprises, the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Growth investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth investing risk. The fund’s growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market while the market favors value stocks.

Illiquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity risk. Some assets held by the fund may be or become impossible or difficult to sell and some assets that the fund wants to invest in may be impossible or difficult to purchase, particularly during times of market turmoil or due to adverse changes in the conditions of a particular issuer. These illiquid assets may also be difficult to value. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information technology sector risk. Companies in the rapidly changing field of information technology face special risks. Additionally, companies in this field are dependent upon consumer and business acceptance as new technologies evolve (including with respect to artificial intelligence and machine learning). Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.

Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer risk. The market price of a security held by the fund can go up or down more than the market as a whole and can perform differently from the value of the market as a whole due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, or major litigation or changes in government regulations affecting the issuer or the competitive environment. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Market events risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected.
Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.
Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant adverse impact on certain investments of the fund as well as the fund’s performance and liquidity.

Market trading risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to net asset value.

Absence of active market [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of active market. Although shares of the fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in fund shares. The absence of an active market for the fund’s shares may contribute to the fund’s shares trading at a premium or discount to net asset value.

Shares of the fund may trade at prices other than net asset value [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the fund may trade at prices other than net asset value. Shares of the fund trade on stock exchanges at prices at, above or below the fund’s most recent net asset value. The net asset value of the fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings. The trading price of the fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for fund shares and the underlying value of the fund’s portfolio holdings or net asset value. As a result, the trading prices of the fund’s shares may deviate significantly from net asset value during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NET ASSET VALUE.

Portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Stock market and equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Stock market and equity securities risk. The stock markets are volatile and the market prices of equity securities held by the fund may go up or down, sometimes rapidly or unpredictably. Equity securities may include exchange-traded and over-the-counter common stocks, preferred stock, depositary receipts, trust certificates, limited partnership interests, warrants, rights, securities convertible into equity securities, and shares of other investment companies, including exchange-traded funds, and of real estate investment trusts. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The market price of a security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment.

Trading issues risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading issues risk. Trading in fund shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation risk. The sales price the fund could receive upon the sale of any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Authorized Participants who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment.
These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.

Asset class risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.